Future Minimum Lease Payments (Detail) - Mar. 31, 2015 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Operating Leased Assets [Line Items]
2016	₨ 8,070.8	$ 129.5
2017	7,861.9	126.2
2018	7,220.7	115.9
2019	6,271.6	100.7
2020	5,384.1	86.4
Thereafter	20,219.7	324.5
Total	₨ 55,028.8	$ 883.2